Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
(20) Commitments and Contingencies
(a) Contractual
Federated is obligated to make certain future payments under various agreements to which it is a party, including operating leases (see Note (15)). The following table summarizes minimum noncancelable payments contractually due under Federated’s significant service contracts and employment arrangements:

	Payments due in
						After
in millions	2012	2013	2014	2015	2016	2016	Total
Purchase obligations[1]	$17.9	$13.2	$4.9	$0.9	$0.4	$0.5	$37.8
Employment-related commitments[2]	16.1	8.3	7.6	0	0	0	32.0
Total	$34.0	$21.5	$12.5	$0.9	$0.4	$0.5	$69.8

1
Federated is a party to various contracts pursuant to which it receives certain services including legal, access to various fund-related information systems and research databases, as well as trade order transmission and recovery services. These contracts contain certain minimum noncancelable payments, cancellation provisions and renewal terms. The contracts expire on various dates through the year 2019. Costs for such services are expensed as incurred.

2
Federated has certain domestic and international employment arrangements pursuant to which Federated is obligated to make minimum compensation payments. These contracts expire on various dates through the year 2014.

As part of the SunTrust Acquisition, Federated is required to make annual contingent purchase price payments in the fourth quarters of each of the five years following the acquisition date. The contingent purchase price payments are calculated as a percentage of revenue less operating expenses directly attributed to certain eligible assets. The first contingent purchase price payment of $5.0 million was paid in the fourth quarter of 2011. At December 31, 2011, management estimated remaining contingent payments could total $19.0 million over the four years that remain, however, the actual amount of the contingent payments will vary based on asset levels and related net revenues and is not limited by any maximum amount. A wide range of outcomes for actual payments is possible due to the extent of reasonably possible flow-rate volatility for the assets under management. As of December 31, 2011, a liability of $13.4 million representing the estimated fair value of future consideration payments was recorded in Other current liabilities ($4.0 million) and Other long-term liabilities ($9.4 million) (see Note (6)(a) for a discussion regarding the valuation methodology). This liability is remeasured at each reporting date with changes in the fair value recognized in Intangible asset related expense on the Consolidated Statements of Income.
In the fourth quarter 2008, Federated completed the acquisition of certain assets of David W. Tice & Associates LLC that relate to the management of the Prudent Bear Fund and the Prudent DollarBear Fund (Prudent Bear Acquisition). As part of the Prudent Bear Acquisition, Federated is required to make contingent purchase price payments based upon certain revenue growth targets over the four-year period following the acquisition date. The contingent purchase price payments are recorded as additional goodwill at the time the contingency is resolved. The first two contingent purchase price payments of $5.1 million and $44.7 million were paid in the first quarters of 2010 and 2011, respectively. The remaining contingent purchase price payments could total as much as $49 million. As of December 31, 2011, no amounts were accrued for the third anniversary year ended in December 2011.
As part of the Clover Capital Acquisition, Federated is required to make contingent purchase price payments based upon growth in revenues over the five-year period following the acquisition date. The contingent purchase price payments, which could total as much as $56 million, will be recorded as additional goodwill at the time the contingency is resolved. The applicable growth targets were not met for the first two anniversary years and as such, no amounts were accrued or paid related to 2009 or 2010. As of December 31, 2011, $5.9 million was accrued for the third anniversary year ended in December 2011 and was paid in January 2012.
As part of the 2005 acquisition of the cash management business of Alliance Capital Management L.P. (Alliance Acquisition), Federated was required to make contingent purchase price payments over a five-year period following the acquisition date. These payments were primarily calculated as a percentage of revenues less certain operating expenses directly attributed to the assets acquired. Contingent purchase price payments of $10.7 million, $13.3 million, $16.2 million, $19.8 million and $32.4 million were paid in the second quarters of 2006, 2007, 2008, 2009, and 2010, respectively. In addition, a final contingent purchase price payment of $3.3 million was paid in the third quarter 2010. Contingent payments were recorded as additional goodwill at the time the related contingency was resolved.
In the third quarter 2007, Federated completed a transaction with Rochdale Investment Management LLC to acquire certain assets relating to its business of providing investment advisory and investment management services to the Rochdale Atlas Portfolio (Rochdale Acquisition). The Rochdale Acquisition agreement provides for two forms of contingent purchase price payments. The first form of contingent payment is based on Federated InterContinental Fund asset growth and performance through 2012. This form of payment was payable in 2010, will be payable again in 2012 and could aggregate to as much as $20 million. In the fourth quarter of 2010, $1.1 million was paid with respect to this first form of contingent payment and was recorded as goodwill. As of December 31, 2011, no amounts were accrued related to the potential payment in 2012. The second form of contingent payment is payable on a semi-annual basis over the five-year period following the acquisition closing date and is based on certain revenue earned by Federated from the Federated InterContinental Fund as well as fund performance. As of December 31, 2011, $4.1 million was paid in semi-annual contingent purchase price payments and, related to future semi-annual contingent purchase price payments, $0.4 million was accrued in Other current liabilities and recorded as goodwill. Contingent payments are recorded as additional goodwill at the time the related contingency is resolved.
In addition to the $16.1 million of employee-related commitments to be paid in 2012, Federated may be required to make certain incentive compensation-related payments in connection with various significant employment arrangements. The employment contracts expire on various dates through the year 2014 with payments possible through 2018. As of December 31, 2011, the maximum bonus payable over the remaining terms of the contracts approximates $54 million, none of which would be payable in 2012. In addition, certain employees have incentive compensation opportunities related to the Federated Kaufmann Large Cap Fund (the Fund Bonus). Based on asset levels at December 31, 2011, $0.5 million would be paid in 2012 as a Fund Bonus payment. Management is unable to reasonably estimate a range of possible bonus payments for the Fund Bonus for subsequent years due to the wide range of possible growth-rate scenarios.
(b) Guarantees and Indemnifications
On an intercompany basis, various wholly owned subsidiaries of Federated guarantee certain financial obligations of Federated Investors, Inc., and Federated Investors, Inc. guarantees certain financial and performance-related obligations of various wholly owned subsidiaries. In addition, in the normal course of business, Federated has entered into contracts that provide a variety of indemnifications. Typically, obligations to indemnify third parties arise in the context of contracts entered into by Federated, under which Federated agrees to hold the other party harmless against losses arising out of the contract, provided the other party’s actions are not deemed to have breached an agreed upon standard of care. In each of these circumstances, payment by Federated is contingent on the other party making a claim for indemnity, subject to Federated’s right to challenge the other party’s claim. Further, Federated’s obligations under these agreements may be limited in terms of time and/or amount. It is not possible to predict the maximum potential amount of future payments under these or similar agreements due to the conditional nature of Federated’s obligations and the unique facts and circumstances involved in each particular agreement. Management believes that if Federated were to incur a loss in any of these matters, such loss should not have a material effect on its business, financial position or results of operations.
(c) Past Mutual Fund Trading Issues and Related Legal Proceedings
Since February 2004, Federated has been named as a defendant in seven cases involving the fees charged to the Federated Kaufmann Fund. These cases were originally filed in five different federal courts and one state court. The state court case was voluntarily dismissed by the plaintiff without prejudice. The six federal cases were consolidated in the U.S. District Court for the Western District of Pennsylvania.
The plaintiffs in these cases sought compensatory damages reflecting a return of all advisory fees earned by Federated in connection with the management of the Federated Kaufmann Fund since June 28, 2003, as well as attorneys' fees and expenses. On April 28, 2011, Federated reached a final settlement to resolve these cases. Operating income for the year ended December 31, 2011 included charges of $17.3 million in legal and related costs associated with these cases. This amount was charged primarily to Professional service fees. Federated is currently involved in legal proceedings with certain insurance carriers to obtain and/or retain insurance reimbursements for these and other related costs.
As of the date of this filing, no material additional accruals or costs relating to Past Mutual Fund Trading Issues and Related Legal Proceedings are reasonably possible.
(d) Other Legal Proceedings
Federated has claims asserted and threatened against it in the ordinary course of business. As of December 31, 2011, Federated does not believe that a material loss related to these claims is reasonably possible.